NOTE 8 – LONG-TERM PREPAYMENT (Tables)	9 Months Ended
May 31, 2022
Accounting Policies [Abstract]
NOTE 8 - LONG TERM PREPAYMENT - Movie Copyrights and Broadcast Rights Pre-Payments
Name of movie	May 31, 2022	August 31, 2021
Prepayment of Movie - LuShang	$—	$256,000
Prepayment of Movie - QiQingKuaiChe	—	505,600
Prepayment of TV drama series	525,000	—
Prepayment of Movie - Too Simple	1,271,265	—
Total long-term prepayment	$1,796,265	$761,600